Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Investments in associates	$ 2,326		$ 2,383
Investments in joint ventures	0		3
Investments accounted for using equity method	$ 2,326	$ 78	$ 2,386